Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Assets:
Cash and cash equivalents	$ 181,737	$ 3,429,873	$ 2,958,902	$ 2,333,007
Other investments held to maturity			19,657	49,338
Accounts receivable, net	40,151	757,756	696,566	630,757
Recoverable taxes	15,672	295,768	112,665	130,205
Repayments for constructions to related parties	9,643	181,989	38,347	98,017
Repayments for contractors	5,446	102,776	93,169	218,442
Other accounts receivable and prepaid expenses	2,265	42,742	40,261	38,856
Total current assets	254,914	4,810,904	3,959,567	3,498,622
Non-current assets:
Property, leasehold improvements and equipment, net	140,261	2,647,101	2,670,262	2,601,397
Investment in airport concessions, net	491,033	9,267,111	8,566,656	7,648,417
Rights of use of leased assets, net	11,169	210,788	0	0
Other assets, net	2,334	44,053	77,060	104,330
Deferred income taxes	15,737	297,004	316,939	348,034
Total non-current assets	660,534	12,466,057	11,630,917	10,702,178
Total assets	915,448	17,276,961	15,590,484	14,200,800
Current liabilities:
Current portion of long-term debt	1,953	36,851	41,425	50,852
Current major maintenance provision	8,030	151,554	224,982	232,645
Current portion of financial leases	3,832	72,320	12,948	6,592
Trade accounts payable	10,427	196,791	203,999	249,390
Payable taxes and other accrued expenses	31,276	590,262	515,160	434,772
Accounts payable to related parties	9,936	187,515	226,202	130,022
Total current liabilities	65,454	1,235,293	1,224,716	1,104,273
Non-current liabilities:
Long-term debt	238,798	4,506,758	4,543,169	4,582,420
Major maintenance provision	42,513	802,342	718,566	624,979
Guarantee deposits	20,541	387,656	312,196	304,395
Labor obligations	5,625	106,160	79,905	127,479
Financial leases	7,871	148,540	15,858	30,858
Deferred income taxes	10,741	202,717	184,147	197,081
Total non-current liabilities	326,089	6,154,173	5,853,841	5,867,212
Total liabilities	391,543	7,389,466	7,078,557	6,971,485
Commitment and contingencies
Shareholders’ equity
Common stock	15,988	301,739	303,394	303,394
Additional paid-in capital	1,578	29,786	29,786	29,786
Total Contributed capital	17,566	331,525	333,180	333,180
Reserve for repurchase of shares	66,628	1,257,454	1,466,016	1,466,016
Retained earnings	430,354	8,121,937	6,534,804	5,281,662
Accumulated other comprehensive loss	223	4,194	13,178	(10,991)
Total Earned capital	497,205	9,383,585	8,013,998	6,736,687
Controlling interest	514,771	9,715,110	8,347,178	7,069,867
Non-controlling interest	9,134	172,385	164,749	159,448
Total shareholders’ equity	523,905	9,887,495	8,511,927	7,229,315
Total liabilities and shareholders’ equity	$ 915,448	$ 17,276,961	$ 15,590,484	$ 14,200,800